SHARES TO BE ISSUED	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Shares To Be Issued
SHARES TO BE ISSUED

NOTE 12 – SHARES TO BE ISSUED

On December 28, 2023, the Company and Michaelson signed a Forbearance Agreement (the “December Michaelson Amendment”) that amended the Michaelson Note and was accounted for as a debt modification in accordance with ASC 470 – Debt. The December Michaelson Amendment states that following the payment of its other obligations owed to Michaelson, the Company shall issue Michaelson $50,000 worth of preferred stock at the current offering terms and conditions (Note 9 – Notes Payable).

The Advance on Offering balance was $50,000 as of December 31, 2023. The Company has analyzed these amounts and determined that they are liabilities in accordance with ASC 480 – Distinguishing Liabilities from Equity.

In April 2024, the Company and Michaelson agreed to extend the term of the Michaelson Note until June 30, 2024, and forbear all other terms until May 1, 2024. Among other terms, the Company agreed to pay a $100,000 forbearance fee, payable in $50,000 of cash and $50,000 of Series B Preferred Stock. (Please see Note 9 – Notes Payable). The $50,000 of shares obligated to Michaelson was issued during the six months ended June 30, 2024. The balance of this obligation as of June 30, 2024 is $0.

NOTE 12 – SHARES TO BE ISSUED

On December 28, 2023, the Company and Michaelson signed a Forbearance Agreement (the “December Michaelson Amendment”) which amended the Michaelson Note and was accounted for as a debt modification in accordance with ASC 470 – Debt. The December Michaelson Amendment states that following the payment of its other obligations owed to Michaelson, the Company shall issue Michaelson $50,000 worth of preferred stock at the current offering terms and conditions (Note 9 – Notes Payable).

The Advance on Offering balance was $50,000 and $0 as of December 31, 2023 and 2022, respectively. The Company has analyzed these amounts and determined that they are liabilities in accordance with ASC 480 – Distinguishing Liabilities from Equity.

In April 2024, the Company and Michaelson agreed to extend the term of the Michaelson Note until June 30, 2024, and forbear all other terms until May 1, 2024. Among other terms, the Company agreed to pay a $100,000 forbearance fee, payable in $50,000 of cash and $50,000 of Series B Preferred Stock. (Please see Note 9 – Notes Payable and Note 20 – Subsequent Events).